UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Peconic Management Co., Inc.
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Address:    P.O. Box 302
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            Mount Kisco, New York  10549
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Form 13F File Number: 28-10833
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          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodney Hatch
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Title:    Chief Administrative Officer
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Phone:    (914) 241-7865
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Signature, Place, and Date of Signing:

      /s/ Rodney Hatch             Mount Kisco, NY            08/12/05
    ______________________    _________________________   _________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:       $13,566 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2   Column 3      Column 4          Column 5          Column 6  Column 7        Column 8
--------                     --------  ----------     ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      Voting
                                                                  Shares                                             Authority
                             Title                     Value      or                Put/  Investment   Other  ----------------------
Name of Issuer               of Class     CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  Discretion Managers    Sole    Shared None
--------------               --------  -----------     --------  --------  -------- ----  ---------- -------- ---------  ------ ----

----------------------------------------------------------------          ----------------------------------------------------------
ABITIBI-CONSOLIDATED INC     COM        003924107        278      62400     SH              SOLE                62400
AES CORP                     COM        00130H105        790      48200     SH              SOLE                48200
ARVINMERITOR INC             COM        043353101        444      25000     SH              SOLE                25000
BOWATER INC                  COM        102183100        401      12400     SH              SOLE                12400
CMS ENERGY CORP              COM        125896100        156      10400     SH              SOLE                10400
COMPANHIA DE BEBIDAS DAS AME SPON ADR   20441W203        200       6500     SH              SOLE                 6500
                             PFD
COMPANHIA VALE DO RIO DOCE   SPONSORED  204412209        284       9700     SH              SOLE                 9700
                             ADR
DAIMLERCHRYSLER AG           ORD        D1668R123        465      11500     SH              SOLE                11500
DELPHI CORP                  COM        247126105        468     100500     SH              SOLE               100500
DUKE ENERGY CORP             COM        264399106        231       7800     SH              SOLE                 7800
EL PASO CORP                 COM        28336L109        434      37700     SH              SOLE                37700
EMBRAER-EMPRESA BRASILEIRA D SP ADR PFD 29081M102        248       7500     SH              SOLE                 7500
                             SHS
ENERGEN CORP                 COM        29265N108        241       6900     SH              SOLE                 6900
FORD MTR CO DEL              COM PAR    345370860        401      39200     SH              SOLE                39200
                             $0.01
GENERAL MTRS CORP            COM        370442105        425      12500     SH              SOLE                12500
GEORGIA PAC CORP             COM        373298108        394      12400     SH              SOLE                12400
GOODYEAR TIRE & RUBR CO      COM        382550101        583      39100     SH              SOLE                39100
INTERPUBLIC GROUP COS INC    COM        460690100        230      18900     SH              SOLE                18900
IRON MTN INC                 COM        462846106        254       8200     SH              SOLE                 8200
KFX INC                      COM        48245L107        160      11200     SH              SOLE                11200
LEAPFROG ENTERPRISES INC     CL A       52186N106        126      11200     SH              SOLE                11200
LIBERTY MEDIA CORP NEW       COM SER A  530718105        228      22400     SH              SOLE                22400
MACK CALI RLTY CORP          COM        554489104        303       6700     SH              SOLE                 6700
MGM MIRAGE                   COM        552953101        403      10200     SH              SOLE                10200
NATIONAL FUEL GAS CO N J     COM        636180101        237       8200     SH              SOLE                 8200
ONEOK INC NEW                COM        682680103        244       7500     SH              SOLE                 7500
OWENS ILL INC                COM NEW    690768403        225       9000     SH              SOLE                 9000
PETROLEO BRASILEIRO SA PETRO SPONSORED  71654V408        349       6700     SH              SOLE                 6700
                             ADR
RELIANT ENERGY INC           COM        75952B105        406      32800     SH              SOLE                32800
SOUTHWEST AIRLS CO           COM        844741108        178      12800     SH              SOLE                12800
STARWOOD HOTELS&RESORTS      PAIRED CTF 85590A203        415       7100     SH              SOLE                 7100
WRLD
SYMANTEC CORP                COM        871503108        241      11100     SH              SOLE                11100
SYNOPSYS INC                 COM        871607107        178      10700     SH              SOLE                10700
TELE NORTE LESTE PART S A    SPON ADR   879246106        203      12200     SH              SOLE                12200
                             PFD
TELEFONOS DE MEXICO S A      SPON ADR   879403780        315      16700     SH              SOLE                16700
                             ORD L
TELESP CELULAR PART S A      SPON ADR   87952L108         82      19247     SH              SOLE                19247
                             PFD
TEMPLE INLAND INC            COM        879868107        423      11400     SH              SOLE                11400
TENET HEALTHCARE CORP        COM        88033G100        424      34700     SH              SOLE                34700
VISTEON CORP                 COM        92839U107        437      72500     SH              SOLE                72500
VOTORANTIM CELULOSE E PAPEL  SPONSORED  92906P106        164      13600     SH              SOLE                13600
                             ADR
WEATHERFORD INTERNATIONAL LT COM        G95089101        469       8100     SH              SOLE                 8100
WILLIAMS COS INC DEL         COM        969457100        429      22600     SH              SOLE                22600